Consolidated Statements of Income (Loss) - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue (Note 5)	$ 13,481	$ 8,948
Cost of sales	(8,400)	(7,615)
Gross profit	5,081	1,333
Other operating income (expenses)
General and administration	(174)	(132)
Exploration	(65)	(45)
Research and innovation	(129)	(97)
Impairment reversal (asset impairment) (Note 7(a))	215	(1,244)
Other operating income (expense) (Note 8)	(78)	(725)
Profit (loss) from operations	4,850	(910)
Finance income (Note 9)	5	10
Finance expense (Note 9)	(215)	(278)
Non-operating income (expense) (Note 10)	(105)	43
Share of loss of associates and joint ventures (Note 14)	(3)	(1)
Profit (loss) before taxes	4,532	(1,136)
Recovery of (provision for) income taxes (Note 21(a))	(1,617)	192
Profit (loss) for the year	2,915	(944)
Profit (loss) attributable to:
Profit (loss) attributable to Shareholders of the company	2,868	(864)
Non-controlling interests	$ 47	$ (80)
Earnings (loss) per share (Note 24(f))
Basic (in dollars per share)	$ 5.39	$ (1.62)
Diluted (in dollars per share)	$ 5.31	$ (1.62)
Weighted average shares outstanding (millions) (in shares)	532,340	534,378
Weighted average diluted shares outstanding (millions) (in shares)	540,271	534,378
Number of shares outstanding (in shares)	534,200	531,100